Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Line Items]
Deferred tax expense (income) recognised in profit or loss	€ 210	€ 401	€ 167
Net deferred tax assets	2,358	2,134
Intangible assets and goodwill [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(630)	(587)	(240)
Deferred tax expense (income) recognised in profit or loss	63	535
Other changes in deferred tax assets and liabilities	(20)	(188)
Net deferred tax assets	783	716
Net deferred tax liabilities	152	130
Property, plant and equipment [member]
Income taxes [Line Items]
Deferred tax liability (asset)	2	(29)	(32)
Deferred tax expense (income) recognised in profit or loss	(33)	13
Other changes in deferred tax assets and liabilities	2	(16)
Net deferred tax assets	49	55
Net deferred tax liabilities	52	26
Inventories [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(464)	(372)	(313)
Deferred tax expense (income) recognised in profit or loss	75	31
Other changes in deferred tax assets and liabilities	17	28
Net deferred tax assets	473	381
Net deferred tax liabilities	8	9
Other assets [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(44)	(68)	(97)
Deferred tax expense (income) recognised in profit or loss	(16)	(30)
Other changes in deferred tax assets and liabilities	(8)	1
Net deferred tax assets	98	112
Net deferred tax liabilities	55	43
Pensions and other employee benefits [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(153)	(180)	(245)
Deferred tax expense (income) recognised in profit or loss	6	(45)
Other changes in deferred tax assets and liabilities	(32)	(21)
Net deferred tax assets	175	182
Net deferred tax liabilities	22	2
Other liabilities [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(483)	(499)	(384)
Deferred tax expense (income) recognised in profit or loss	(34)	91
Other changes in deferred tax assets and liabilities	17	25
Net deferred tax assets	560	584
Net deferred tax liabilities	77	84
Deferred tax assets on taxLoss carryforwards [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(586)	(398)	(449)
Deferred tax expense (income) recognised in profit or loss	149	(194)
Other changes in deferred tax assets and liabilities	38	143
Net deferred tax assets	586	398
Set-off deffered tax positions [Member]
Income taxes [Line Items]
Net deferred tax assets	(275)	(211)
Net deferred tax liabilities	(275)	(211)
Net deferred tax assets [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(2,358)	(2,134)	€ (1,761)
Deferred tax expense (income) recognised in profit or loss	210	401
Other changes in deferred tax assets and liabilities	14	(28)
Net deferred tax assets	2,449	2,216
Net deferred tax liabilities	€ 91	€ 83